ADDITIONAL PAID-IN CAPITAL	12 Months Ended
Dec. 31, 2017
ADDITIONAL PAID-IN CAPITAL.
ADDITIONAL PAID-IN CAPITAL

20.  ADDITIONAL PAID-IN CAPITAL

The breakdown of additional paid-in capital is as follows:

	2016	2017
Proceeds from sale of 933,333,000 shares in excess of par value through IPO in 1995	1,446	1,446
Excess of value over cost of selling 211,290,500 shares under the treasury stock plan phase I (Note 21)	544	544
Excess of value over cost of selling 215,000,000 shares under the treasury stock plan phase II (Note 21)	576	576
Excess of value over cost of treasury stock transferred to employee stock ownership program (Note 21)	228	228
Excess of value over cost of selling 22,363,000 shares under the treasury stock plan phase III (Note 21)	36	36
Excess of value over cost of selling 864,000,000 shares under the treasury stock plan phase IV (Note 21)	1,996	1,996
Capitalization into 746,666,640 Series B shares in 1999	(373)	(373)
Net	4,453	4,453